Expense Example - State Street SPDR Portfolio Nasdaq 100 ETF - State Street SPDR Portfolio Nasdaq 100 ETF	Jun. 22, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	$ 32